Earnings Per Share - Schedule of Earnings per share (Details) - KZT (₸) ₸ / shares in Units, ₸ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Net income attributable to the shareholders of the Company	₸ 841,351	₸ 585,026	₸ 431,914
Weighted average number of common shares for basic earnings per share	189,859,971	191,725,280	192,187,223
Weighted average number of common shares for diluted earnings per share	192,062,409	193,991,446	194,341,305
Earnings per share - basic (KZT)	₸ 4,431	₸ 3,051	₸ 2,247
Earnings per share - diluted (KZT)	₸ 4,381	₸ 3,016	₸ 2,222